Provisions - Additional Information (Detail) - Asset retirement obligations [member] ¥ in Thousands	12 Months Ended
Dec. 31, 2018 JPY (¥)
Disclosure of other provisions [line items]
Cost realization period for calculation of provision using the DCF method	12 years
Provisions for onerous contracts	¥ 963,538
Other Liabilities [member]
Disclosure of other provisions [line items]
Provisions for onerous contracts	196,736
Other operating expenses [member]
Disclosure of other provisions [line items]
Provisions for onerous contracts	¥ 766,801